CANADIAN DEVELOPMENT PROPERTIES - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) project	Dec. 31, 2022 USD ($)
Disclosure of detailed information about investments [line items]
Number of development projects | project	1
Canadian development properties
Disclosure of detailed information about investments [line items]
Property development income	$ 1,441	$ 1,668
Canadian development properties | Appraised Land Value Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 5.0% increase in risk variable, impact on investment property	6,257	4,851
Reasonably possible 5.0% decrease in risk variable, impact on investment property	(6,257)	(4,851)
Canadian development properties | Discount Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 1.0% increase in risk variable, impact on investment property	(2,967)	(2,724)
Reasonably possible 1.0% decrease in risk variable, impact on investment property	3,333	3,015
Canadian development properties | Capitalisation Rate Risk
Disclosure of detailed information about investments [line items]
Reasonably possible 0.25% increase in risk variable, impact on investment property	(1,142)	(1,246)
Reasonably possible 0.25% decrease in risk variable, impact on investment property	$ 1,301	$ 1,401